■  Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2019 (Unaudited)

Shares		Value

Common Stocks — 97.7%
Consumer Discretionary — 8.6%
Retail — 8.6%
5,000	AutoZone, Inc. *	$5,423,100
4,900	Domino's Pizza, Inc.	1,198,491
5,200	O'Reilly Automotive, Inc. *	2,072,252
72,800	TJX Companies, Inc. (The)	4,057,872
		12,751,715
Consumer Staples — 8.3%
Food — 3.8%
32,000	Hormel Foods Corp. (1)	1,399,360
21,500	J&J Snack Foods Corp.	4,128,000
		5,527,360
Household Products — 3.1%
61,600	Church & Dwight Co., Inc.	4,634,784
Retail — 1.4%
13,100	Casey's General Stores, Inc.	2,111,196
		12,273,340
Financials — 3.4%
Commercial Services — 0.5%
2,400	MarketAxess Holdings, Inc.	786,000
Insurance — 2.9%
3,000	Alleghany Corp. *	2,393,280
10,200	Arch Capital Group, Ltd. *	428,196
5,000	Chubb, Ltd.	807,200
3,500	RenaissanceRe Holdings, Ltd.	677,075
		4,305,751
		5,091,751
Healthcare — 12.7%
Biotechnology — 1.6%
14,000	Alexion Pharmaceuticals, Inc. *	1,371,160
3,500	Illumina, Inc. *	1,064,770
		2,435,930
Electronics — 3.5%
7,400	Mettler-Toledo International, Inc. *	5,212,560
Healthcare Products — 7.0%
5,753	Becton Dickinson & Co.	1,455,279
2,600	Cooper Cos., Inc. (The)	772,200
12,240	Covetrus, Inc. *(1)	145,534
10,700	DENTSPLY SIRONA, Inc.	570,417
30,600	Henry Schein, Inc. *(1)	1,943,100
20,000	IDEXX Laboratories, Inc. *	5,438,600
		10,325,130
Healthcare Services — 0.6%
2,000	Chemed Corp.	835,140
		18,808,760
Industrials — 39.0%
Aerospace & Defense — 10.2%
41,033	HEICO Corp. (1)	5,124,201
7,000	Northrop Grumman Corp.	2,623,530
6,000	Spirit AeroSystems Holdings, Inc. Class A	493,440
15,500	Teledyne Technologies, Inc. *	4,990,845
3,600	TransDigm Group, Inc.	1,874,412
		15,106,428
Commercial Services — 8.0%
3,000	Cintas Corp.	804,300
20,500	Equifax, Inc.	2,883,735
27,030	IHS Markit, Ltd. *	1,807,766
187,000	Rollins, Inc. (1)	6,371,090
		11,866,891
Electrical Equipment — 2.8%
45,000	AMETEK, Inc.	4,131,900
Environmental Control — 4.7%
26,000	Republic Services, Inc.	2,250,300
51,300	Waste Connections, Inc.	4,719,600
		6,969,900
Hand & Machine Tools — 0.3%
5,100	Lincoln Electric Holdings, Inc. (1)	442,476
Housewares — 1.9%
38,000	Toro Co. (The)	2,785,400
Machinery Diversified — 6.9%
12,900	Graco, Inc.	593,916
19,200	IDEX Corp.	3,146,496
9,000	Middleby Corp. (The) *	1,052,100
15,400	Roper Technologies, Inc.	5,491,640
		10,284,152
Miscellaneous Manufacturers — 1.5%
16,000	Carlisle Companies, Inc.	2,328,640

1

■  Value Line Centurion Fund, Inc.

Schedule of Investments

September 30, 2019 (Unaudited)

Shares		Value
Transportation — 2.7%
22,000	Canadian National Railway Co.	$1,976,920
18,000	J.B. Hunt Transport Services, Inc.	1,991,700
		3,968,620
		57,884,407
Information Technology — 15.1%
Commercial Services — 2.3%
5,700	Automatic Data Processing, Inc.	920,094
6,900	Gartner, Inc. *	986,631
7,500	WEX, Inc. *	1,515,525
		3,422,250
Electronics — 1.1%
17,600	Amphenol Corp. Class A	1,698,400
Software — 11.7%
15,800	ANSYS, Inc. *	3,497,488
5,500	Blackbaud, Inc.	496,870
16,900	Broadridge Financial Solutions, Inc.	2,102,867
25,000	Cadence Design Systems, Inc. *	1,652,000
3,200	Fair Isaac Corp. *	971,264
51,200	Fiserv, Inc. *	5,303,808
49,600	Open Text Corp.	2,024,176
4,900	Tyler Technologies, Inc. *	1,286,250
		17,334,723
		22,455,373
Materials — 9.0%
Chemicals — 4.3%
17,000	Ecolab, Inc.	3,366,680
34,700	FMC Corp.	3,042,496
		6,409,176
Housewares — 0.9%
14,000	Scotts Miracle-Gro Co. (The)	1,425,480
Miscellaneous Manufacturers — 1.7%
21,000	AptarGroup, Inc.	2,487,450
Packaging & Containers — 2.1%
42,400	Ball Corp.	3,087,144
		13,409,250
Real Estate — 1.6%
REITS — 1.6%
10,500	American Tower Corp. REIT	2,321,865
Total Common Stocks (Cost $59,228,547)		144,996,461
Short-Term Investments — 3.7%
Money Market Funds — 3.7%
3,803,267	State Street Institutional Liquid Reserves Fund	3,803,267
1,705,243	State Street Navigator Securities Lending Government Money Market Portfolio (2)	1,705,243
Total Short-Term Investments (Cost $5,508,891)		5,508,510
Total Investments — 101.4% (Cost $64,737,438)		$150,504,971
Excess Of Liabilities Over Cash And Other Assets — (1.4)%		(2,056,264)
Net Assets (3) — 100.0%		$148,448,707

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2019, the market value of the securities on loan was $10,845,482.
(2)	Securities with an aggregate market value of $10,845,482 were out on loan in exchange for $1,705,243 of cash collateral as of September 30, 2019. The collateral was invested in a cash collateral reinvestment vehicle.
(3)	For federal income tax purposes, the aggregate cost was $64,737,438, aggregate gross unrealized appreciation was $85,969,803, aggregate gross unrealized depreciation was $202,270 and the net unrealized appreciation was $85,767,533.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$144,996,461	$—	$—	$144,996,461
Short-Term Investments	5,508,510	—	—	5,508,510
Total Investments in Securities	$150,504,971	$—	$—	$150,504,971

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.